Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of assets measured at fair value on a recurring basis
Description	Level	September 30, 2020	December 31, 2019
Assets:
Marketable securities held in Trust Account	1	$207,415,640	$205,314,566

Description	Level	December 31, 2019	December 31, 2018
Assets:
Marketable securities held in Trust Account	1	$205,314,566	$201,748,422